Consolidated Balance Sheet (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 88.2	$ 40.8
Accounts receivable, less allowance for doubtful accounts of $3.1 and $4.1, respectively	98.6	98.6
Accounts receivable, affiliate	4.3	14.1
Inventories	122.1	128.1
Deferred tax asset	27.3	8.5
Prepaid and other current assets	28.3	23.5
Total current assets	368.8	313.6
Property, plant, and equipment, net of accumulated depreciation of $788.3 and $811.0, respectively	598.8	724.9
Notes receivable, affiliate	0	18.7
Investments	130.3	0
Other assets	86.3	94.6
Total assets	1,184.2	1,151.8
Current liabilities:
Current portion of long-term debt	2.1	2.8
Accounts payable	94.6	105.1
Accounts payable, affiliate	9.4	106.8
Accrued liabilities	57.6	51.9
Accrued wages and salaries	23.6	35.3
Restructuring liabilities	14.0	47.6
Total current liabilities	201.3	349.5
Long-term debt, less current portion	205.0	7.6
Pension and post-employment liabilities	54.7	49.2
Restructuring liabilities	3.9	8.7
Other liabilities	27.8	25.6
Total liabilities	492.7	440.6
Shareholders' equity:
Ordinary shares, no par value, 41.5 and 0 shares issued and outstanding in 2014 and 2013, respectively	943.1	0
Net Parent investment	0	777.2
Accumulated deficit	(78.7)	0
Accumulated other comprehensive loss	(174.1)	(110.2)
Total SunEdison Semiconductor Limited shareholders' equity	690.3	667.0
Noncontrolling interests
Noncontrolling interests	1.2	44.2
Total shareholders' equity	691.5	711.2
Total liabilities and shareholders' equity	1,184.2	1,151.8
Balance Sheet Parenthetical [Abstract]
Allowance for doubtful accounts	3.1	4.1
Accumulated depreciation	$ 788.3	$ 811.0
Par value	$ 0
Ordinary shares issued and outstanding	41.5	0